INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS UNDER EQUITY METHOD
Schedule of combined results of operations and financial position of equity method investments

	Year ended December 31,
	2011	2012	2013
Condensed statement of operations information:
Revenue	$10,463,451	$11,970,674	$12,436,311
Net income	1,125,147	949,340	226,421
Group’s equity in net income of investees	$548,809	$465,175	$110,362

	December 31,
	2012	2013

Condensed balance sheet information:
Current assets	$13,596,732	$16,224,891
Non-current assets	3,853,123	3,951,387
Total assets	17,449,855	20,176,278
Current liabilities	5,887,964	7,697,035
Equity	11,561,891	12,479,243
Total liabilities and equity	17,449,855	20,176,278
Group’s share of net assets	$5,661,406	$6,110,195